BLACKROCK FUNDS III

iShares S&P 500 Index Fund

(the “Fund”)

Supplement dated April 30, 2019

to the Prospectuses and Statement of Additional Information (the “SAI”) of the Fund, as supplemented to date

Effective until July 1, 2019, the Fund’s Prospectuses and SAI are amended as follows:

The fee tables and expense examples in the section of the Investor A and Institutional Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor A Shares	Institutional Shares
Management Fee[1,2]	0.04%	0.04%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[3]	0.07%	0.07%
Administration Fees	0.07%	0.07%
Independent Expenses[3]	–	–
Total Annual Fund Operating Expenses	0.36%	0.11%
Fee Waivers and/or Expense Reimbursements[2,3]	–	–
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.36%	0.11%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 28, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$37	$116	$202	$456
Institutional Shares	$11	$35	$62	$141

The third paragraph of the section of the Investor A and Institutional Shares Prospectus entitled “Management of the Fund—Investment Adviser” is deleted in its entirety and replaced with the following:

BFA receives as compensation for its services to the Master Portfolio a management fee equal to 0.04% of the Master Portfolio’s average daily net assets.

The second paragraph of the section of the Investor A and Institutional Shares Prospectus entitled “Management of the Fund—Administrative Services” is deleted in its entirety and replaced with the following:

BAL is entitled to receive fees for these services at the annual rate of 0.07% of the average daily net assets of the Investor A and Institutional Shares of the Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, management fees, 12b-1 distribution or service fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the Investment Company Act, and their counsel, auditing fees, litigation expenses, taxes and other extraordinary expenses.

The fee tables and expense examples in the section of the Investor P Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Investor P Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your Financial Intermediary (as defined below) and in the “Details About the Share Class” section on page 14 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-83 of Part II of the Fund’s Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)	Investor P Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price of redemption proceeds, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor P Shares
Management Fee[1,2]	0.04%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[3,4]	0.07%
Administration Fee	0.07%
Independent Expenses[3,4]	—
Total Annual Fund Operating Expenses	0.36%
Fee Waivers and/or Expense Reimbursements[2,3]	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.36%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 25, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

[4]	Independent Expenses are based on estimated amounts for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor P Shares	$560	$635	$716	$957

The third paragraph of the section of the Investor P Shares Prospectus entitled “Management of the Fund—Investment Adviser” is deleted in its entirety and replaced with the following:

BFA receives as compensation for its services to the Master Portfolio a management fee equal to 0.04% of the Master Portfolio’s average daily net assets.

The second paragraph of the section of the Investor P Shares Prospectus entitled “Management of the Fund—Administrative Services” is deleted in its entirety and replaced with the following:

BAL is entitled to receive fees for these services at the annual rate of 0.07% of the average daily net assets of the Investor P Shares of the Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, management fees, 12b-1 distribution or service fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the Investment Company Act, and their counsel, auditing fees, litigation expenses, taxes and other extraordinary expenses.

The fee tables and expense examples in the section of the Investor C1 Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Investor C1 Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor C1 Shares
Management Fee[1,2]	0.04%
Distribution and/or Service (12b-1) Fees	0.90%
Other Expenses[3]	0.14%
Administration Fee	0.14%
Independent Expenses[3]	–
Total Annual Fund Operating Expenses	1.08%
Fee Waivers and/or Expense Reimbursements[2,3]	–
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	1.08%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 23, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor C1 Shares	$110	$343	$595	$1,317

The third paragraph of the section of the Investor C1 Shares Prospectus entitled “Management of the Fund—Investment Adviser” is deleted in its entirety and replaced with the following:

BFA receives as compensation for its services to the Master Portfolio a management fee equal to 0.04% of the Master Portfolio’s average daily net assets.

The second paragraph of the section of the Investor C1 Shares Prospectus entitled “Management of the Fund—Administrative Services” is deleted in its entirety and replaced with the following:

BAL is entitled to receive fees for these services at the annual rate of 0.14% of the average daily net assets of the Investor C1 Shares of the Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, management fees, 12b-1 distribution or service fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the Investment Company Act, and their counsel, auditing fees, litigation expenses, taxes and other extraordinary expenses.

The fee tables and expense examples in the section of the Service Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Service Shares
Management Fee[1,2]	0.04%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses[3]	0.04%
Administration Fee	0.04%
Independent Expenses[3]	–
Total Annual Fund Operating Expenses	0.23%
Fee Waivers and/or Expense Reimbursements[2,3]	–
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.23%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 22, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$24	$74	$130	$293

The third paragraph of the section of the Service Shares Prospectus entitled “Management of the Fund—Investment Adviser” is deleted in its entirety and replaced with the following:

BFA receives as compensation for its services to the Master Portfolio a management fee equal to 0.04% of the Master Portfolio’s average daily net assets.

The second paragraph of the section of the Service Shares Prospectus entitled “Management of the Fund—Administrative Services” is deleted in its entirety and replaced with the following:

BAL is entitled to receive fees for these services at the annual rate of 0.04% of the average daily net assets of the Service Shares of the Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, management fees, 12b-1 distribution or service fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the Investment Company Act, and their counsel, auditing fees, litigation expenses, taxes and other extraordinary expenses.

The fee tables and expense examples in the section of the Class K Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2]	0.04%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	—
Administration Fee	—
Independent Expenses[3]	—
Total Annual Fund Operating Expenses	0.04%
Fee Waivers and/or Expense Reimbursements[2,3]	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.04%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 21, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$4	$13	$23	$51

The third paragraph of the section of the Class K Shares Prospectus entitled “Management of the Fund—Investment Adviser” is deleted in its entirety and replaced with the following:

BFA receives as compensation for its services to the Master Portfolio a management fee equal to 0.04% of the Master Portfolio’s average daily net assets.

The second paragraph of the section of the Class K Shares Prospectus entitled “Management of the Fund—Administrative Services” is deleted in its entirety and replaced with the following:

BAL is entitled to receive fees for these services at the annual rate of 0.00% of the average daily net assets of the Class K Shares of the Fund. In addition to performing these services, BAL has agreed to bear all costs of operating the Fund, other than brokerage expenses, management fees, 12b-1 distribution or service fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the Investment Company Act, and their counsel, auditing fees, litigation expenses, taxes and other extraordinary expenses.

The fourth paragraph of the section of the SAI entitled “Management, Advisory and Other Service Arrangements—Investment Adviser” is deleted in its entirety and replaced with the following:

BFA receives as compensation for its services to the Master Portfolio a management fee equal to 0.04% of the Master Portfolio’s average daily net assets. From time to time, BFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The first and second paragraphs of the section of the SAI entitled “Management, Advisory and Other Service Arrangements—Administrator” are deleted in their entirety and replaced with the following:

The Trust has engaged BAL to provide certain administration services to the Fund. BAL and its affiliates provide the Fund with administration services, including provision of management reporting and treasury administration services, financial reporting, legal and tax services, and supervision of the Fund’s administrative operations, preparation of proxy statements and shareholder reports. BAL and its affiliates also furnish office space and certain facilities to conduct the Fund’s business and compensate the Trust’s Trustees, officers and employees who are affiliated with BAL. BAL is entitled to receive an annual administration fee for providing administrative services to the Fund as a percentage of average daily net assets of each share class of the Fund as follows:

Class	Rate
Investor A	0.07%
Institutional	0.07%
Investor P	0.07%
Investor C1	0.14%
Service	0.04%
Class K	0.00%

Shareholders should retain this supplement for future reference.

PR2SAI-S&P500-0419SUP